Loss Per Share	12 Months Ended
Dec. 31, 2018
Loss Per Share
LOSS PER SHARE

NOTE 19 - LOSS PER SHARE:

a.	Basic

Basic loss per share is calculated by dividing the loss attributable to the Company's owners by the weighted average number of ordinary shares in issue.

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands

Loss attributable to Company's owners	11,753	5,313	8,922
The weighted average of the number of ordinary shares in issue	35,302	18,433	11,527
Basic loss per share (dollar)	0.33	0.29	0.77

b.	Diluted

The Company adjusts the loss attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares, as follows:

The Company adds to the weighted average number of shares in issue that was used to calculate the basic loss per share, the weighted average of the number of shares to be issued assuming that all shares that have a potentially dilutive effect would be converted into shares, and adjusts net loss attributable to holders of ordinary Company shares to exclude any profits or losses recorded during the year with respect to potentially dilutive shares.

The potential shares, as mentioned above, are only taken into account in cases where their effect is dilutive (reducing the earnings per share or increasing the loss per share).

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands

Loss attributable to Company's owners, used in computation of basic loss per share	11,753	5,313	8,922
Adjustment in respect of the finance income relating to anti-dilution mechanism and compensation feature	710	-	-
	12,463	5,313	8,922

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	35,302	18,433	11,527
Adjustment in respect of incremental shares assuming the conversion of anti-dilution mechanism and compensation feature	344	-	-
	35,646	18,433	11,527
Diluted loss per share (dollar)	0.35	0.29	0.77

For 2017 and 2016, the Company did not take into account any dilutive instruments (the share options, options to employees and anti-dilution mechanism) since their effect, on a fully diluted basis, is anti-dilutive.